Schedule of Investments
as of September 30, 2025 (Unaudited)
The New Germany Fund, Inc.
Shares Value ($)
Germany 82.0%
Common Stocks 78.2%
Aerospace & Defense 4.7%
Hensoldt AG 76,237 9,879,665
Capital Markets 1.5%
flatexDEGIRO AG 94,365 3,091,040
Chemicals 1.3%
AlzChem Group AG 16,000 2,823,520
Commercial Services & Supplies 4.5%
Bilfinger SE 75,000 8,256,610
Cewe Stiftung & Co. KGAA 11,533 1,353,657
9,610,267
Construction & Engineering 2.3%
HOCHTIEF AG 18,065 4,834,957
Diversified Telecommunication Services 1.4%
United Internet AG (Registered) 90,960 2,870,499
Electrical Equipment 2.6%
Siemens Energy AG* 46,504 5,432,065
Entertainment 2.0%
CTS Eventim AG & Co. KGaA 42,773 4,191,183
Health Care Equipment & Supplies 2.7%
Carl Zeiss Meditec AG
†
79,768 3,951,211
Eckert & Ziegler SE 51,349 1,075,080
STRATEC SE 20,000 673,218
5,699,509
Hotels, Restaurants & Leisure 5.6%
Delivery Hero SE ''A'' 144A* 188,540 5,407,197
TUI AG* 699,377 6,361,586
11,768,783
Insurance 3.5%
Talanx AG 55,825 7,424,651
IT Services 3.9%
Bechtle AG 93,561 4,313,450
IONOS Group SE* 88,055 4,112,369
8,425,819
Life Sciences Tools & Services 0.5%
Schott Pharma AG & Co. KGaA 39,025 967,445

Shares Value ($)
Machinery 19.4%
Deutz AG 376,494 3,965,603
Heidelberger Druckmaschinen AG* 204,458 538,088
JOST Werke SE 144A 26,656 1,554,945
KION Group AG 96,268 6,497,898
Knorr- Bremse AG 54,110 5,076,371
Krones AG 28,959 4,218,967
Rational AG 5,349 4,078,666
RENK Group AG 97,441 10,029,893
Vossloh AG
†
45,000 4,784,780
40,745,211
Metals & Mining 3.4%
thyssenkrupp AG 525,678 7,210,703
Professional Services 0.4%
Amadeus Fire AG
†
15,006 881,527
Real Estate Management & Development 2.2%
PATRIZIA SE 76,319 643,810
TAG Immobilien AG 237,448 4,100,972
4,744,782
Semiconductors & Semiconductor Equipment 1.8%
Elmos Semiconductor SE 21,459 2,064,877
Siltronic AG
†
32,636 1,786,832
3,851,709
Software 5.2%
Atoss Software SE 11,000 1,421,629
Nemetschek SE 72,332 9,416,102
10,837,731
Specialty Retail 4.9%
Auto1 Group SE* 133,689 4,555,065
Fielmann Group AG 80,673 4,871,831
Hornbach Holding AG & Co. KGaA 6,581 757,738
10,184,634
Textiles, Apparel & Luxury Goods 1.5%
Puma SE 129,399 3,216,974
Wireless Telecommunication Services 2.9%
Freenet AG 191,214 6,115,172
Total Common Stocks (Cost $119,555,377) 164,807,846
Preferred Stocks 3.8%
Automobiles 0.9%
Dr Ing hc F Porsche AG ''Preference'' 144A
†
40,462 1,962,402

Shares Value ($)
Chemicals 1.9%
FUCHS SE
†
87,063 3,895,215
Machinery 1.0%
Jungheinrich AG 59,002 2,049,142
Total Preferred Stocks (Cost $6,890,758) 7,906,759
Total Germany (Cost $126,446,135) 172,714,605
Netherlands 3.2%
Common Stocks
Aerospace & Defense 2.6%
Airbus SE 23,484 5,445,429
Consumer Staples Distribution & Retail 0.6%
Redcare Pharmacy NV 144A*
†
15,463 1,338,035
Total Netherlands (Cost $6,321,717) 6,783,464
Luxembourg 0.7%
Common Stocks
Media 0.7%
RTL Group SA
†
(Cost $1,545,985) 35,564
1,460,356
Securities Lending Collateral 6.9%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.05%
(Cost $14,569,276) (a) (b) 14,569,276 14,569,276
Cash Equivalents 13.5%
DWS Central Cash Management Government Fund, 4.18%
(Cost $28,529,385) (b) 28,529,385 28,529,385
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $177,412,498) 106.3 224,057,086
Other Assets and Liabilities, Net
(6.3) (13,356,949)
Net Assets
100.0 210,700,137
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Securities are listed in the country of domicile. For purposes of the Fund’s investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund’s Statement of Investment Objectives,
Policies and Investment Restrictions.
A summary of the Fund’s transactions with affiliated investments during the period ended
September 30, 2025 are as follows:
Net
Change
Value ($) at
12/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
9/30/2025
Value ($)
at
9/30/2025
Securities Lending Collateral 6.9%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.05%
(a) (b)
7,649,285 6,919,991(c) – – – 112,572 – 14,569,276 14,569,276
Cash Equivalents 13.5%
DWS Central Cash Management Government Fund, 4.18% (b)
5,330,334 94,259,640 71,060,589 – – 263,304 – 28,529,385 28,529,385
12,979,619 101,179,631 71,060,589 – – 375,876 – 43,098,661 43,098,661
* Non-income producing security.
†
All or a portion of these securities were on loan. The value of all securities loaned at
September 30, 2025 amounted to $13,802,234, which is 6.6% of net assets.
(a) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. , which offers investment products , or DWS Investment
Management Americas Inc. and RREEF America L.L.C. , which offer advisory services.
NGF-PH3
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the
Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
Germany $ 172,714,605 $ — $ — $ 172,714,605
Netherlands 6,783,464 — — 6,783,464
Luxembourg 1,460,356 — — 1,460,356
Short-Term Instruments (d) 43,098,661 — — 43,098,661
Total $ 224,057,086 $ — $ — $ 224,057,086
(d) See Schedule of Investments for additional detailed categorizations .